Intangible assets—goodwill - Roll forward (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of period	$ 1,721
Acquisitions	80	$ 78
End of period	1,757	1,721
Net book value at July 31	1,757	1,721
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of period	1,861	1,789
Exchange rate adjustment	15	8
Acquisitions	80	78
Adjustment to fair value on prior year acquisitions	0	(14)
Reclassification as held for sale	162	0
End of period	1,794	1,861
Net book value at July 31	1,794	1,861
Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of period	(140)	(133)
Exchange rate adjustment	(3)	(7)
Reclassification as held for sale	(106)	0
End of period	(37)	(140)
Net book value at July 31	$ (37)	$ (140)